Debt, cash and cash equivalents and lease liabilities - Summary of Interest Rate of Net Debt at Value on Redemption (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt		€ 18,702	€ 16,137	€ 16,531		€ 19,218
Cash and cash equivalents		(7,657)	(7,441)	(8,710)	[1]	€ (12,736)	[1]
Net debt	[2]	11,008	8,772	7,793
Value on redemption after derivative instruments
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt			16,171	16,573
Cash and cash equivalents		(7,694)	(7,365)	(8,738)
Net debt		€ 11,022	€ 8,806	€ 7,835
Debt, percent			100.00%	100.00%
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt			€ 11,098	€ 11,382
Debt, percent		85.00%	69.00%	69.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Total debt			€ 5,073	€ 5,191
Debt, percent		15.00%	31.00%	31.00%

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)Net debt does not include lease liabilities, which amounted to €1,739 million as of December 31, 2025, €1,906 million as of December 31, 2024, and €2,030 million as of December 31, 2023 (see the maturity analysis at Note D.17.2.)